Schedule I Schedule I Footnotes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Cash Dividends Paid to Parent Company by Unconsolidated Subsidiaries	$ 0	$ 0	$ 0
2015	29,750
2016	676,000
2017	812,975
2018	9,000
2019	1,044,750
Thereafter	750,000
Proceeds from Equity Method Investment, Dividends or Distributions	0	0	0
Outstanding principal	(3,322,475)
2015	40,924
2016	44,264
2017	17,218
2018	15,325
2019	13,492
Thereafter	388,213
Lease obligations	519,436
Payments to (Proceeds from) Combined Other Investing Activities	4,528
Boyd
Condensed Financial Statements, Captions [Line Items]
Cash Dividends Paid to Parent Company by Unconsolidated Subsidiaries	0	0	0
2015	21,500
2016	21,500
2017	462,975
2018	9,000
2019	1,044,750
Thereafter	750,000
Proceeds from Equity Method Investment, Dividends or Distributions	11,200	5,300	$ 9,620
Outstanding principal	(2,309,725)	$ (2,389,165)
Payments to (Proceeds from) Combined Other Investing Activities	3,292
Parent Only [Member]
Condensed Financial Statements, Captions [Line Items]
Outstanding principal	(2,309,725)
2015	23,545
2016	27,798
2017	1,040
2018	655
2019	425
Thereafter	0
Lease obligations	$ 53,463